RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	$ (871)
Preferred shares held by Brookfield Corporation	(2,735)	$ (2,708)
Related parties
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(21)	(112)
Loans and notes receivable	270	112
Corporate borrowings	(1,166)	(1,076)
Property-specific debt obligations	(1,066)	(1,473)
Loans and notes payable and other liabilities	(773)	(901)
Preferred shares held by Brookfield Corporation	(2,735)	(2,708)
Brookfield Corporation interest in Canholdco	(1,295)	(1,415)
Preferred shares held by Brookfield Reinsurance Ltd. (“BNRE”)	$ (1,600)	$ (1,600)